SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Schedule of reportable segments financial information by geography
Financial information by reportable segment for the six and three-month periods ended June 30, is presented in the following tables. Inter-segment transactions are not material, and are made on terms which are comparable to transactions with third parties.
For the six-month period ended June 30:

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2023	2022*	2023	2022*	2023	2022*	2023	2022*	2023	2022*

Pakistan	493	602	—	—	2	8	45	54	540	664
Ukraine	435	493	26	32	—	—	3	3	464	528
Kazakhstan	279	263	72	27	5	6	7	5	363	301
Uzbekistan	129	108	—	—	—	—	—	—	129	108
Bangladesh	278	288	—	—	—	—	4	5	282	293
Others	26	39	—	—	—	—	—	—	26	39
HQ and eliminations	(3)	(4)	(1)	(4)	—	—	—	—	(4)	(8)

Total segments	1,637	1,789	97	55	7	14	59	67	1,800	1,925
*Prior year comparatives for the six-month period ended June 30, 2022 are adjusted following the classification of Russia as a discontinued operation (see Note 5).

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2023	2022*	2023	2022*

Pakistan	250	310	50	141
Ukraine	274	326	56	58
Kazakhstan	196	154	42	34
Uzbekistan	56	72	36	40
Bangladesh	105	111	67	105
Others	10	16	4	7
HQ and eliminations	(91)	(78)	3	(3)

Total segments	800	911	258	382
*Prior year comparatives for the six-month period ended June 30, 2022 are adjusted following the classification of Russia as a discontinued operation (see Note 5).
For the three-month period ended June 30:

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2023	2022*	2023	2022*	2023	2022*	2023	2022*	2023	2022*

Pakistan	247	296	—	—	—	3	23	26	270	325
Ukraine	221	236	13	15	—	—	2	1	236	252
Kazakhstan	145	139	36	15	3	2	4	3	188	159
Uzbekistan	66	55	—	—	—	—	—	—	66	55
Bangladesh	142	146	—	—	—	—	2	2	144	148
Others	13	19	—	—	—	—	—	—	13	19
HQ and eliminations	(1)	(2)	—	—	—	1	—	—	(1)	(1)

Total segments	833	889	49	30	3	6	31	32	916	957
*Prior year comparatives for the three-month period ended June 30, 2022 are adjusted following the classification of Russia as a discontinued operation (see Note 5).

Schedule of segment adjusted EBITDA and capital expenditures by geography

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2023	2022*	2023	2022*

Pakistan	128	152	35	57
Ukraine	139	155	36	36
Kazakhstan	104	88	26	16
Uzbekistan	28	45	28	36
Bangladesh	55	56	36	54
Others	5	9	3	4
HQ and eliminations	(44)	(41)	5	(3)

Total segments	415	464	169	200

*Prior year comparatives for the three-month period ended June 30, 2022 are adjusted following the classification of Russia as a discontinued operation (see Note 5).

Schedule of segments reconciliation of consolidated Adjusted EBITDA to Profit / (loss) before tax
The following table provides the reconciliation of Profit / (loss) before tax from continuing operations to Total Adjusted EBITDA for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2023	2022*	2023	2022*
Profit / (loss) before tax from continuing operations	224	325	188	114
Adjustments to reconcile Profit / (loss) before tax to Total Adjusted EBITDA
Depreciation	261	286	133	145
Amortization	104	104	51	50
Impairment loss / (reversal)	(11)	34	(7)	13
(Gain) / loss on disposal of non-current assets	(1)	1	(1)	1
(Gain) / loss on disposal of subsidiaries	—	31	(3)	30
Finance costs	280	294	140	142
Finance income	(33)	(10)	(17)	(5)
Other non-operating (gain) / loss	(14)	(2)	(12)	9
Net foreign exchange (gain) / loss	(10)	(152)	(57)	(35)

Total Adjusted EBITDA	800	911	415	464
*Prior year comparatives for the six and three-months periods ended June 30, 2022 are adjusted following the classification of Russia as a discontinued operation (see Note 5).